Related Party Transactions (Details Narrative) - Management Services Agreement [Member] - Consultant [Member] - USD ($)	Apr. 30, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Consultant obligation		$ 250,000
Restricted Common Stock [Member]
Related Party Transaction [Line Items]
Granted fully vested shares of restricted common stock	488,000
Granted fully vested shares of restricted common stock, value	$ 585,600